Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

G. Fair Value Measurements

In accordance with U.S. GAAP, fair value measurements are based upon inputs that market participants use in pricing an asset or liability, which are classified into two categories, observable inputs and unobservable inputs. Observable inputs represent market data obtained from independent sources, whereas unobservable inputs reflect a company’s own market assumptions, which are used if observable inputs are not reasonably available without undue cost and effort. These two types of inputs are further prioritized into the following fair value input hierarchy:

Level 1 –	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities as of the reporting date.
Level 2 –

Pricing inputs are other than quoted prices in active markets included in Level 1, which are directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Where observable inputs are available, directly or indirectly, for substantially the full term of the asset or liability, the instrument is categorized in Level 2.

Level 3 –

Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The Plan uses a market approach for fair value measurements and endeavors to use the best information available. Accordingly, valuation techniques that maximize the use of observable inputs are favored.

These items are classified in their entirety based on the lowest priority level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement of assets and liabilities within the levels of the fair value hierarchy. Mutual funds in Level 1 are measured at fair value with a market approach using the published net asset values (“NAV”) of the shares held by the Plan at year-end. Range Resources Corporation common stock in Level 1 is exchange traded and measured at fair value with a market approach using the closing price. Self-directed brokerage in Level 1 is measured at fair value with a market approach using the published NAV of the mutual fund shares held by the Plan at year-end. For investments valued at NAV, there are no significant restrictions on redeeming these investments at NAV.

Investments in the common collective trusts during the 2025 plan year included the T. Rowe Price Retirement Funds, Prudential Total Return Bond, Putnam Stable Value Fund and MFS Growth Equity Fund. These investments consist of public or private investment vehicles valued using the NAV computed daily as of close of business each day by the trustee of the fund. The NAV is used as a practical expedient to estimate fair value and is based on the value of the underlying assets owned by the fund, then divided by the number of shares outstanding. Redemption is permitted daily with a required twelve-month notice period that is only applicable to the Plan, with no other restrictions. There are no unfunded commitments.

G. Fair Value Measurements — continued

The following tables present the fair value hierarchy table for investments measured at fair value, on a recurring basis:

		Fair Value Measurements at December 31, 2025 Using
	Total Carrying Value as of December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	2025	(Level 1)	(Level 2)	(Level 3)

Mutual funds	$79,481,443	$79,481,443	$—	$—
Range Resources Corporation common stock	11,891,301	11,891,301	—	—
Self-directed brokerage	3,073,952	3,073,952	—	—
Total investment in the fair value hierarchy	$94,446,696	$94,446,696	$—	$—
Common collective trusts measured at NAV*	150,240,535
Total investment at fair value	$244,687,231

		Fair Value Measurements at December 31, 2024 Using
	Total Carrying Value as of December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	2024	(Level 1)	(Level 2)	(Level 3)

Mutual funds	$67,420,495	$67,420,495	$—	$—
Range Resources Corporation common stock	11,730,683	11,730,683	—	—
Self-directed brokerage	1,826,251	1,826,251	—	—
Total investment in the fair value hierarchy	$80,977,429	$80,977,429	$—	$—
Common collective trusts measured at NAV*	129,861,740
Total investment at fair value	$210,839,169

*Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Net Assets Available for Benefits.

G. Fair Value Measurements — continued

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments. The redemption notice period is applicable only to the Plan.

	Fair Value as of December 31, 2025	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
MFS Growth Equity Fund	$15,860,116	—	Daily	12 months
Prudential Total Return Bond	1,760,712	—	Daily	12 months
Putnam Stable Value Fund	6,579,492	—	Daily	12 months
T. Rowe Price Retirement Funds	126,040,215	—	Daily	12 months
Total common collective trusts measured at NAV	$150,240,535	—

	Fair Value as of December 31, 2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
MFS Growth Equity Fund	$15,305,996	—	Daily	12 months
Prudential Total Return Bond	1,783,623	—	Daily	12 months
Putnam Stable Value Fund	67,035	—	Daily	12 months
T. Rowe Price Retirement Funds	104,033,166	—	Daily	12 months
T. Rowe Price Stable Value Fund	8,671,920	—	Daily	12 months
Total common collective trusts measured at NAV	$129,861,740	—